Allowance for Credit Losses (Portfolio Credit Quality By Loan Class) (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($) item	Dec. 31, 2019 USD ($)
Loan portfolio by credit quality indicator
Portfolio, total	$ 7,541,754	$ 6,894,946
Pass [Member]
Loan portfolio by credit quality indicator
Portfolio, total		6,538,085
Special Mention [Member]
Loan portfolio by credit quality indicator
Portfolio, total		33,553
Special Pass [Member]
Loan portfolio by credit quality indicator
Portfolio, total		62,315
Substandard [Member]
Loan portfolio by credit quality indicator
Portfolio, total		248,318
Nonperforming Financing Receivable [Member]
Loan portfolio by credit quality indicator
Portfolio, total		12,675
Commercial Loan [Member]
Loan portfolio by credit quality indicator
Number of additional relationships reclassified from Pass to Watch List - Pass | item	2
Number of relationships secured by oil and gas properties reclassified from pass to watch list pass | item	1
Number of relationships secured by accounts receivable and inventory that were reclassified from pass category to watch list - pass | item	1
Commercial Real Estate: other construction and land development
Loan portfolio by credit quality indicator
Number of relationships secured by real estate planned for lot development that were reclassified from Watch List pass category to special review category. | item	1
Number of relationships secured by commercial property that were reclassified from Watch List pass category to special review category. | item	1
Number of relationships secured by commercial real estate that were reclassified from Watch List pass category to special review category. | item	1
Commercial Real Estate Farmland and Commercial Receivable [Member]
Loan portfolio by credit quality indicator
Number of relationships secured by commercial real estate that were reclassified from Pass category. | item	2
Domestic | Commercial Loan [Member]
Loan portfolio by credit quality indicator
Portfolio, total	$ 1,785,936
Domestic | Commercial Loan [Member] | Pass [Member]
Loan portfolio by credit quality indicator
Portfolio, total	1,664,545	1,228,110
Domestic | Commercial Loan [Member] | Special Mention [Member]
Loan portfolio by credit quality indicator
Portfolio, total	75,638	569
Domestic | Commercial Loan [Member] | Special Pass [Member]
Loan portfolio by credit quality indicator
Portfolio, total	39,917	39
Domestic | Commercial Loan [Member] | Substandard [Member]
Loan portfolio by credit quality indicator
Portfolio, total	4,647	62,007
Domestic | Commercial Loan [Member] | Watch List - Doubtful
Loan portfolio by credit quality indicator
Portfolio, total	1,189
Domestic | Commercial Loan [Member] | Nonperforming Financing Receivable [Member]
Loan portfolio by credit quality indicator
Portfolio, total		1,935
Domestic | Commercial Real Estate: other construction and land development
Loan portfolio by credit quality indicator
Portfolio, total	1,846,757
Domestic | Commercial Real Estate: other construction and land development | Pass [Member]
Loan portfolio by credit quality indicator
Portfolio, total	1,762,231
Domestic | Commercial Real Estate: other construction and land development | Special Mention [Member]
Loan portfolio by credit quality indicator
Portfolio, total	42,478
Domestic | Commercial Real Estate: other construction and land development | Special Pass [Member]
Loan portfolio by credit quality indicator
Portfolio, total	24,552
Domestic | Commercial Real Estate: other construction and land development | Watch List - Doubtful
Loan portfolio by credit quality indicator
Portfolio, total	17,496
Domestic | Commercial Real Estate Farmland and Commercial Receivable [Member]
Loan portfolio by credit quality indicator
Portfolio, total	2,289,308
Domestic | Commercial Real Estate Farmland and Commercial Receivable [Member] | Pass [Member]
Loan portfolio by credit quality indicator
Portfolio, total	2,153,199	1,710,446
Domestic | Commercial Real Estate Farmland and Commercial Receivable [Member] | Special Mention [Member]
Loan portfolio by credit quality indicator
Portfolio, total	11,194	13,184
Domestic | Commercial Real Estate Farmland and Commercial Receivable [Member] | Special Pass [Member]
Loan portfolio by credit quality indicator
Portfolio, total	62,936	20,183
Domestic | Commercial Real Estate Farmland and Commercial Receivable [Member] | Substandard [Member]
Loan portfolio by credit quality indicator
Portfolio, total	61,540	151,726
Domestic | Commercial Real Estate Farmland and Commercial Receivable [Member] | Watch List - Doubtful
Loan portfolio by credit quality indicator
Portfolio, total	439
Domestic | Commercial Real Estate Farmland and Commercial Receivable [Member] | Nonperforming Financing Receivable [Member]
Loan portfolio by credit quality indicator
Portfolio, total		1,208
Domestic | Commercial Real Estate Multifamily Receivable [Member]
Loan portfolio by credit quality indicator
Portfolio, total	441,044
Domestic | Commercial Real Estate Multifamily Receivable [Member] | Pass [Member]
Loan portfolio by credit quality indicator
Portfolio, total	440,910	190,265
Domestic | Commercial Real Estate Multifamily Receivable [Member] | Watch List - Doubtful
Loan portfolio by credit quality indicator
Portfolio, total	134
Domestic | Commercial Real Estate Multifamily Receivable [Member] | Nonperforming Financing Receivable [Member]
Loan portfolio by credit quality indicator
Portfolio, total		165
Domestic | Residential First Mortgage Financing Receivable [Member]
Loan portfolio by credit quality indicator
Portfolio, total	405,119
Domestic | Residential First Mortgage Financing Receivable [Member] | Pass [Member]
Loan portfolio by credit quality indicator
Portfolio, total	404,774	426,546
Domestic | Residential First Mortgage Financing Receivable [Member] | Special Mention [Member]
Loan portfolio by credit quality indicator
Portfolio, total		253
Domestic | Residential First Mortgage Financing Receivable [Member] | Special Pass [Member]
Loan portfolio by credit quality indicator
Portfolio, total	145	144
Domestic | Residential First Mortgage Financing Receivable [Member] | Substandard [Member]
Loan portfolio by credit quality indicator
Portfolio, total	49	680
Domestic | Residential First Mortgage Financing Receivable [Member] | Watch List - Doubtful
Loan portfolio by credit quality indicator
Portfolio, total	151
Domestic | Residential First Mortgage Financing Receivable [Member] | Nonperforming Financing Receivable [Member]
Loan portfolio by credit quality indicator
Portfolio, total		6,278
Domestic | Residential Junior Lien
Loan portfolio by credit quality indicator
Portfolio, total	594,025
Domestic | Residential Junior Lien | Pass [Member]
Loan portfolio by credit quality indicator
Portfolio, total	592,435	704,958
Domestic | Residential Junior Lien | Special Mention [Member]
Loan portfolio by credit quality indicator
Portfolio, total	1,552	826
Domestic | Residential Junior Lien | Watch List - Doubtful
Loan portfolio by credit quality indicator
Portfolio, total	38
Domestic | Residential Junior Lien | Nonperforming Financing Receivable [Member]
Loan portfolio by credit quality indicator
Portfolio, total		692
Commercial, financial and agricultural
Loan portfolio by credit quality indicator
Portfolio, total	4,516,288	3,379,837
Commercial, financial and agricultural | Domestic | Commercial Loan [Member]
Loan portfolio by credit quality indicator
Portfolio, total	1,785,936	1,292,660
Commercial, financial and agricultural | Domestic | Commercial Real Estate Farmland and Commercial Receivable [Member]
Loan portfolio by credit quality indicator
Portfolio, total	2,289,308	1,896,747
Commercial, financial and agricultural | Domestic | Commercial Real Estate Multifamily Receivable [Member]
Loan portfolio by credit quality indicator
Portfolio, total	441,044	190,430
Commercial Real Estate Portfolio Segment [Member]
Loan portfolio by credit quality indicator
Portfolio, total	1,846,757	2,185,883
Commercial Real Estate Portfolio Segment [Member] | Domestic | Commercial Real Estate: other construction and land development
Loan portfolio by credit quality indicator
Portfolio, total	1,846,757	2,185,883
Commercial Real Estate Portfolio Segment [Member] | Domestic | Commercial Real Estate: other construction and land development | Pass [Member]
Loan portfolio by credit quality indicator
Portfolio, total		2,090,370
Commercial Real Estate Portfolio Segment [Member] | Domestic | Commercial Real Estate: other construction and land development | Special Mention [Member]
Loan portfolio by credit quality indicator
Portfolio, total		18,721
Commercial Real Estate Portfolio Segment [Member] | Domestic | Commercial Real Estate: other construction and land development | Special Pass [Member]
Loan portfolio by credit quality indicator
Portfolio, total		41,949
Commercial Real Estate Portfolio Segment [Member] | Domestic | Commercial Real Estate: other construction and land development | Substandard [Member]
Loan portfolio by credit quality indicator
Portfolio, total		33,905
Commercial Real Estate Portfolio Segment [Member] | Domestic | Commercial Real Estate: other construction and land development | Nonperforming Financing Receivable [Member]
Loan portfolio by credit quality indicator
Portfolio, total		938
Real estate - mortgage
Loan portfolio by credit quality indicator
Portfolio, total	999,144	1,140,377
Real estate - mortgage | Domestic | Residential First Mortgage Financing Receivable [Member]
Loan portfolio by credit quality indicator
Portfolio, total	405,119	433,901
Real estate - mortgage | Domestic | Residential Junior Lien
Loan portfolio by credit quality indicator
Portfolio, total	594,025	706,476
Consumer
Loan portfolio by credit quality indicator
Portfolio, total	40,595	47,800
Consumer | Domestic
Loan portfolio by credit quality indicator
Portfolio, total	40,595	47,800
Consumer | Domestic | Pass [Member]
Loan portfolio by credit quality indicator
Portfolio, total	40,595	46,605
Consumer | Domestic | Nonperforming Financing Receivable [Member]
Loan portfolio by credit quality indicator
Portfolio, total		1,195
Foreign
Loan portfolio by credit quality indicator
Portfolio, total	138,970	141,049
Foreign | Foreign
Loan portfolio by credit quality indicator
Portfolio, total	138,970	141,049
Foreign | Foreign | Pass [Member]
Loan portfolio by credit quality indicator
Portfolio, total	$ 138,970	140,785
Foreign | Foreign | Nonperforming Financing Receivable [Member]
Loan portfolio by credit quality indicator
Portfolio, total		$ 264